CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-20190

Beaumont Fund, LLC
(Exact name of registrant as specified in charter)

2533 Quarry Valley Road, Columbus, Ohio 43204
 (Address of principal executive offices) (Zip code)

Mr. Robert R. Ouellette
Schottenstein, Zox, & Dunn Co., LPA
250 West Street
Columbus, Ohio 43215
 (Name and address of agent for service)

Registrants telephone number, including area code:
       (866) 377-7677

Date of fiscal year end:  December 31
Date of reporting period: December 31, 2003

ITEM 1.     REPORT TO STOCKHOLDERS.

      A copy of the Registrants annual report transmitted to stockholders pursuant to Rule 30e-1 of the Investment Company
Act of 1940 is filed herewith.














BEAUMONT FUND, LLC

               (i)	FINANCIAL STATEMENTS

December 31, 2003


BEAUMONT FUND, LLC



______________________

TABLE OF CONTENTS
______________________


	PAGES


Independent Auditors Report	1

Financial Statements

	Statement of Assets and Liabilities	2

	Schedule of Investments in Securities	3-6

	Statement of Operations	7

	Statements of Changes in Members Capital (Net Assets)	8

	Notes to Financial Statements	9-12


INDEPENDENT AUDITORS REPORT


To the Members and the Board of Directors
Beaumont Fund, LLC


We have audited the accompanying statements of assets and liabilities of Beaumont Fund, LLC, including the schedule of investments in securities, as of December 31, 2003, and the related statement of operations for the year then ended, and the statements of changes in members capital (net assets) for the year ended December 31, 2003 and for the period July 1, 2002 (commencement of operations) to December 31, 2002. These financial statements are the responsibility of the Companys management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Beaumont Fund, LLC as of December 31, 2003, the results of its operations for the year then ended, and the changes in its net assets for the year ended December 31, 2003 and for the period July 1, 2002 (commencement of operations) to December 31, 2002, in conformity with accounting principles generally accepted in the United States of America.


/s/ ARTHUR F. BELL, JR. & ASSOCIATES, L.L.C.

Hunt Valley, Maryland
February 18, 2004


BEAUMONT FUND, LLC
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2003
______________


ASSETS
 Investment securities at fair value (cost-$6,332,824)	  $  8,436,879
 Cash and cash equivalents                               4,636,020
Interest and dividends receivable                           13,660

        Total assets                                    13,086,559

LIABILITIES
  Securities sold short at
    fair value (proceeds-$2,322,768)                   3,615,492
  Member subscriptions received in advance                 849,937
  Member repurchases payable                                51,914
  Dividends payable                                            894
  Expenses payable                                           2,550
  Net payable to broker for unsettled trades               303,476

        Total liabilities                                4,824,263

NET ASSETS                                            $  8,262,296

MEMBERS CAPITAL (Net Assets)
  Represented by:
    Capital subscriptions, net                        $  7,458,442
    Undistributed net investment income                     65,979
    Accumulated net realized (loss)                       (73,456)
    Accumulated net unrealized appreciation                811,331

        Total members capital (net assets)           $  8,262,296



See accompanying notes.

-2-


BEAUMONT FUND, LLC
SCHEDULE OF INVESTMENTS IN SECURITIES
December 31, 2003
______________

Investment securities
                                                              % of
Common Stocks                       Shares  Fair Value  Net Assets
    Financial
     Diversified Financial
       AXA (ADR)                     9,292  $   199,499
       Citigroup                     7,864      381,719
       JP Morgan Chase               9,913      364,104
                                                945,322    11.44 %
     Insurance
       American International Group  6,088    403,513
       Travelers Property
         Casualty-Class A           18,814     315,699
                                               719,212      8.70 %
     Banking
       Fremont General              21,685     366,693
       Washington Mutual             7,646     306,758
                                               673,451      8.15 %
     Real Estate
       iSTAR Financial               9,077     353,095      4.27 %
     Total-Financial                         2,691,080     32.56 %
    Consumer Staples
     Tobacco
       Altria Group                  9,337     508,120
       Carolina Group               15,097     381,048
                                               889,168     10.76 %
     Media
       Libery Media *               20,300     241,367
       Viacom-Class B                8,900     394,982
                                               636,349      7.70 %
     Conglomerate
       Loews Corporation             8,197     405,342      4.91 %
     Retail Distribution, hardline
       Handleman                    14,805     303,947      3.68 %
    Total-Consumer Staples                   2,234,806     27.05 %
    Healthcare
     Managed Care
       Wellpoint Health Networks *   4,167     404,157      4.89 %
     Pharmaceuticals
       Merck                         5,758     266,020      3.22 %
     Biotechnology
       Amgen *                       3,820     236,038      2.86 %
    Total-Healthcare                           906,215     10.97 %

* Security did not pay a dividend during the previous twelve months.



See accompanying notes.

-3-


BEAUMONT FUND, LLC
SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)
December 31, 2003
______________


Investment securities (CONTINUED)
                                                              % of
 Common Stocks (Continued)          Shares  Fair Value  Net Assets
    Technology
     Consumer Electronics
       Nam Tai Electronics          13,850  $   388,908     4.71 %
     Software
       Microsoft                     8,570      234,561     2.84 %
     Wireless Communications
       Nokia (ADR)                  11,145      189,465     2.29 %
    Total-Technology                            812,934     9.84 %
    Transportation
     Railroads
       Genesee & Wyoming *           9,989      314,653     3.81 %
     Air Freight
       Federal Express               4,033      272,227     3.29 %
    Total-Transportation                        586,880     7.10 %
    Consumer, Cyclical
     Retail, hardline
       Carmax *                      8,454      261,482     3.17 %
     Building Materials
       Masco                         8,900      243,949     2.95 %
    Total-Consumer, Cyclical                    505,431     6.12 %
    Utilities
     Energy
       BP PLC (ADR)                  6,175      304,736     3.69 %
     Electric
       American Electric Power       6,010      183,365     2.22 %
    Total-Utilities                             488,101     5.91 %
    Index
     Depositary Receipts
       SPDR Trust, Series           11,900      211,432     2.56 %
    Total-Index                                 211,432     2.56 %
     Total investment
       securities (cost-$6,332,824)	          $8,436,879   102.11 %

* Security did not pay a dividend during the previous twelve months.

See accompanying notes.
-4-


BEAUMONT FUND, LLC
SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)
December 31, 2003
______________


SECURITIES SOLD SHORT

                                                              % of
Common Stocks                    Shares    Fair Value   Net Assets
    Technology
     Wireless Communications
       Research In Motion *          8,700  $   581,421     7.04 %
     Retail, on-line
       Amazon.com *                  6,375      335,452     4.06 %
     Healthcare IT
       Neoforma *                   12,850      136,724     1.65 %
     Semiconductors
       Maxim Integrated Products     2,200      109,076     1.32 %
     Leisure Goods & Services
       Electronic Arts *             2,250      107,280     1.30 %
    Total-Technology                          1,269,953    15.37 %
    Consumer, Cyclical
     Educational Services
       Apollo Group *                2,100      142,401
       Corinthian Colleges *         2,000      111,020
       Strayer Education             2,025      220,381
                                                473,802     5.74 %
     Retail, softline
       Bed, Bath & Beyond *          2,600      112,710
       Hot Topic *                   9,000      265,060
       Wal-Mart Stores               1,110       58,886
                                                436,646     5.28 %
     Building Materials
       Sherwin-Williams              2,830       98,314     1.19 %
    Total-Consumer Cyclical                   1,008,762    12.21 %
    Consumer Staples
     Restaurants
       P.F. Changs China Bistro *   5,505      280,094
       Panera Bread *                6,760      266,760
                                                546,854     6.62 %
     Food Retailers & Wholesalers
       Krispy Kreme Doughnuts *      4,275      156,464     1.90 %
     Specialty Retail
       Blockbuster                   1,400        5,130     0.30 %
    Total-Consumer Staples                      728,449     8.82 %

* Security did not pay a dividend during the previous twelve months.


See accompanying notes.

BEAUMONT FUND, LLC
SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)
December 31, 2003
______________

SECURITIES SOLD SHORT (CONTINUED)
                                                              % of
 Common Stocks (Continued)          Shares  Fair Value  Net Assets
    Transportation
     Air Freight
       United Parcel Service-Class B   3,175  $  236,696    2.87 %
     Airlines
       JetBlue Airways *               6,055     160,579    1.94 %
    Total-Transportation                         397,275    4.81 %
    Index
     Depositary Receipts
       NASDAQ 100 Trust, Series 1      3,000     109,380    1.32 %
    Total-Index                                  109,380    1.32 %
    Communications
     Fixed-Line Communications
       SBC Communications            3,900      101,673     1.23 %
    Total-Communications                        101,673     1.23 %
        Total securities
          sold short (proceeds-$2,322,768)   $3,615,492    43.76 %

* Security did not pay a dividend during the previous twelve months.






See accompanying notes.

BEAUMONT FUND, LLC
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
______________



INVESTMENT INCOME
  Interest                                            $     17,706
  Dividends (net of $12,471 in dividends paid on securities
    sold short and foreign withholding taxes of $1,320)	    158,275

       Total investment income                             175,981

EXPENSES
  Adviser management fee                                    91,978
  Operating expenses                                        24,519

       Total expenses                                      116,497

       Net investment income                                59,484

REALIZED AND UNREALIZED GAIN (LOSS)
  FROM INVESTMENTS
    Net realized gain on investments	654,202
    Net realized (loss) on securities sold short	(361,825)
    Net change in unrealized appreciation	     893,413

     Net realized and unrealized gain from investments   1,185,790

     Net increase in net assets from operations          1,245,274

     Less:  Incentive allocation to Adviser              (125,846)

     Net increase in net assets from operations
      available for distribution to members             $1,119,428



See accompanying notes.

BEAUMONT FUND, LLC
STATEMENTS OF CHANGES IN MEMBERS CAPITAL (NET ASSETS)
For the Year Ended December 31, 2003 and
For the Period July 1, 2002 (commencement of operations) to
December 31, 2002
______________





                                         Year Ended   Period Ended
                                         December31,  December 31,
                                            2003           2002
Increase (decrease) in net assets from operations
  Net investment income              $     59,484  $      13,274
  Net realized gain (loss)                 292,377       (151,687)
  Net change in unrealized appreciation
    (depreciation) on investments          893,413        (82,082)

  Net increase (decrease) in net assets
    from operations                         1,245,274    (220,495)

Proceeds from member subscriptions          3,361,484    5,168,477
Repurchases of member interests
  (including transfers to affiliated fund)   (1,208,016) (84,428)

    Total increase in net assets              3,398,742  4,863,554

Net assets
  Beginning of period                      4,863,554	            0

  End of period                          $ 8,262,296  $ 4,863,554







See accompanying notes.

BEAUMONT FUND, LLC
NOTES TO FINANCIAL STATEMENTS
______________



Note 1.	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
POLICIES

	A.	General Description of the Company

		Beaumont Fund, LLC (the Company) is a Delaware limited liability company. The Company is registered under the Investment Company Act of 1940 as a diversified, closed-end management investment company. The Companys investment objective is to provide investors with a net compounded annual return in excess of the S&P 500 with below-average risk. The
Company utilizes a value approach to its equity selection process and employs a hedging strategy through short sales of 15-25 individual securities and market indices against 20-35 long positions. Equities are selected independent of market capitalization and sector. The Company initially targets holding most of its investments for three or more years, does not use leverage or non-traditional securities, and is managed for tax efficiency. Prospero Capital Management LLC (the
Adviser) serves as the Companys investment adviser.

	B.	Method of Reporting

		The Companys financial statements are presented in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

	C.	Cash and Cash Equivalents

		Cash and cash equivalents includes cash and an investment in an independently managed money market fund.

	D.	Investment Securities

		Securities listed or quoted on a national securities exchange or market are valued at the last reported sales price as of the close of business on the valuation date.

		Security transactions are recorded on the trade date. Realized gains and losses from security transactions are determined using the identified cost method. Any change in net unrealized appreciation or depreciation from the preceding period is reported in the statement of operations. Brokerage commissions and other trading fees are reflected as an adjustment to cost or proceeds at the time of the transaction.
Dividends are recorded on the ex-dividend date. Interest is recorded on the accrual basis and includes interest-equivalent dividends from an independently managed money market fund.

BEAUMONT FUND, LLC
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
______________



Note 1.	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
POLICIES
	(CONTINUED)

	E.	Short Sales

		The Company sells securities it does not own (short sales) in anticipation of a decline in the fair value of that security. Short sales obligate the Company to replace the security borrowed by purchasing the security at current market value sometime in the future. A gain, limited to the price at which the Company sold the security short, or a loss, potentially unlimited in size, will be recognized upon the termination of a short sale. Risks arise from short sales due to the possible illiquidity of the securities markets and from potential adverse movements in security values. Theoretically, short sales expose the Company to potentially unlimited liability as the Companys ultimate obligation to purchase a security sold short may exceed the amount recorded in the statement of assets and liabilities.
Until the Company replaces the borrowed security, the Company will maintain a segregated account with cash and/or liquid securities sufficient to cover its short position on a daily basis.

	F.	Income Taxes

		The Company prepares calendar year U.S. and applicable state information tax returns and reports to members their allocable shares of the Companys income, expenses and trading gains or losses. Each member is individually required to report on its own tax return its distributive share of the Companys taxable income or loss. Therefore, no provision for income taxes has been made in the financial statements of the Company.

	G.	Organization and Offering Costs
		During 2002, the Adviser incurred all of the costs in connection with the organization and initial and continuous offering costs of member interests in the Company. The
Adviser has been reimbursed for $10,000 of such costs, representing the Advisers initial capital account balance, through transfers from the other members capital accounts into the Advisers capital account in monthly installments. As of December 31, 2003, organization and offering costs have been fully charged to other members capital accounts.

	H.	Capital Accounts

		The Company accounts for subscriptions, allocations and repurchases on a per member capital account basis. Net profits or net losses of the Company for each fiscal period, excluding the Adviser management fee charged quarterly in advance and prior to the calculation of the Adviser incentive allocation, will be allocated among and credited to or debited against the capital accounts of all members (but not the Special Advisory Account, as defined). This allocation is effective as of the last day of each fiscal period and is in accordance with the members respective investment percentages.
Each member is then assessed its applicable Adviser incentive allocation.

BEAUMONT FUND, LLC
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
______________



Note 2.	ADVISER

	The Adviser of the Company is Prospero Capital Management
LLC, which conducts and manages the business of the Company, subject to the supervision of the Companys Board of Directors.

	The Investment Advisory Agreement provides for a quarterly management fee to the Adviser equal to 0.375% (1.5% annually) of the value of the net assets of the Company determined on the first day of each calendar quarter. The
Adviser agreed to charge a lower management fee rate to certain members, who were among the Advisers original investors.

	In accordance with the terms of the Limited Liability Company Agreement, the Adviser is entitled to receive from the capital account of each member, generally at the end of each quarter, an incentive allocation of 20% of the net profits that otherwise would be credited to the members capital account. The incentive allocation will be made only with respect to net profits that exceed any net losses previously debited to the account of a member, which have not been offset by any net profits subsequently credited to the account of such member (sometimes known as a high water mark calculation). The Adviser holds a non-voting Special Advisory Member interest (the Special Advisory Account) solely for the purpose of receiving the incentive allocation with respect to each member. The Adviser earned an incentive allocation of $125,846 during the year ended December 31, 2003.

	The Adviser agreed to bear all operating expenses which would cause the Companys ratio of operating expenses to average net assets to exceed an annualized ratio of 0.35%.
As of December 31, 2003, approximately $80,000 of cumulative unaccrued expenses exceed such ratio and have not been reimbursed.

Note 3.	SUBSCRIPTIONS, DISTRIBUTIONS AND REPURCHASES

	Investments in the Company are made by subscription agreement, subject to acceptance by the Adviser.

	The Company is not required to make distributions, but may do so at the sole discretion of the Board of Directors.

	No member has the right to require the Company to redeem its member interest. Consequently, members are not able to liquidate their investment other than as a result of repurchases of member interests by the Company. The
Company from time to time may offer to repurchase member interests pursuant to written tenders by members (other than the Adviser in its capacity as the Special Advisory Member). These repurchases will be made at such times and on such terms as may be determined by the Board of Directors, in its complete and exclusive discretion. In determining whether the Company should repurchase member interests, or portions thereof, from members pursuant to written tenders, the Board of Directors will consider the recommendation of the Adviser as well as other factors.
The Adviser expects that it will recommend that the Company offer to repurchase member interests at the end of each calendar quarter.

BEAUMONT FUND, LLC
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
______________



Note 4.	INVESTMENT TRANSACTIONS

	Purchases and sales of investment securities were $4,300,767 and $3,180,385, respectively. At December 31,
2003, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. At December 31, 2003, accumulated net unrealized appreciation on investments was $811,331, consisting of $2,145,926 gross unrealized appreciation and $1,334,595 gross unrealized depreciation.

Note 5.	FINANCIAL HIGHLIGHTS

	The following information presents the financial highlights of the Company for the year ended December 31, 2003 and for the period July 1, 2002 (commencement of operations) to December 31, 2002. This information has been derived from information presented in the financial statements.

                                       Year Ended    Period Ended
                                      December 31,    December 31,
                                         2003             2002

  Total return before incentive
  allocation to Adviser (1)              18.72 %       (10.21)% (4)
  Incentive allocation to Adviser        (1.96)%	         0.00 %
  Total return after incentive
    allocation to Adviser (1)             16.76 %       (10.21)%
  Ratios to average net assets: (1), (2)
   Expenses prior to incentive
    allocation to Adviser                  1.74 %        1.84 % (5)
    Incentive allocation to Adviser        1.80 %	        0.00 %
  Total expenses and incentive
allocation to Adviser                      3.54 %         1.84 %
   Interest and dividend income
    net of expenses (3)                     0.77 %       0.97 %(5)
  Supplemental data:
  Net assets-December 31, 2003 and 2002  $8,262,296   $4,863,554
    Portfolio turnover rate               32.6 %	        56.8 % (4)

	Total returns and the ratios to average net assets are calculated for members capital taken as a whole (excluding the Advisers Special Advisory Account). An individual members total returns and ratios may vary from the above returns and ratios based on different management fee or incentive allocation arrangements and the timing of subscriptions and repurchases.

	______________________
	(1)	Total returns and the ratios to average net assets
include $5,000 of organization and offering costs that
were reimbursed to the Adviser during the year ended
December 31, 2003 and during the period ended December
31, 2002, respectively.  The reimbursement of
organization and offering costs resulted in a decrease
in total returns of 0.10% and 0.15% and an increase of
0.07% and 0.27% in the expense ratio for the year ended
December 31, 2003 and for the period ended December 31,
2002, respectively.
	(2)	The Adviser agreed to bear all operating expenses which
would cause the Companys ratio of operating expenses to
average net assets to exceed an annualized ratio of
0.35%.
	(3)	Excludes incentive allocation to Adviser.
	(4)	Not annualized.
	(5)	Annualized.

ITEM 2.     CODE OF ETHICS.

	The Registrant has adopted a code of ethics (the Code of Ethics) that applies to the principal executive officer, principal financial officer, principal accounting officer or controller, or other persons performing similar functions. The Registrant has not amended its Code of Ethics during the period covered by the report to stockholders described in Item 1. The Registrant has not granted a waiver or an implicit waiver from a provision of Registrants Code of Ethics during the period covered by the report to stockholders described in Item 1. The Registrants Code of Ethics is attached hereto as an Exhibit.


ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

	The Registrants Board of Directors has determined that the Registrant has one audit committee financial expert serving on its audit committee: George Chacko, who is independent.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Arthur F. Bell, Jr. & Associates, L.L.C. billed the registrant aggregate fees for services rendered to the registrant for the last two fiscal years as follows:

                              2003           2002
                           ----------    ----------

	Audit Fees          $   8,017     $   3,233
	Audit-Related Fees  $    None     $    None
	Tax Fees            $   1,900     $     100
	All Other Fees      $    None     $    None

Tax fees relate to the preparation of U.S. and applicable state information tax returns.

Pursuant to its charter, the Audit Committee shall approve the engagement of the Funds independent auditors, or approve, maintain, and monitor any pre-approval policies and procedures with respect to audit services in accordance with Rule 2-01
(c)(7)(i)(B) of Regulation S-X.

The Audit Committee shall also pre-approve any non-audit services, or approve, maintain, and monitor any pre-approval policies and procedures with respect to non-audit services in accordance with Rule 2-01(c)(7)(i)(B) of Regulation S-X, other than those non-audit services subject to the de minimis exception under Rule 2-01(c)(7)(ii) of Regulation S-X.

PERCENTAGES  OF  SERVICES  APPROVED  BY  THE  AUDIT  COMMITTEE
--------------------------------------------------------------
                               2003          2002
                           ----------     ----------

	Audit-Related Fees       None         None
	Tax Fees                 100%         100%
	All Other Fees           None         None

The aggregate non-audit fees billed by the registrants accountant for services rendered to the registrant, and rendered to the registrants investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant are as follows:

                                                      Prospero
                           Antenor      Curan          Capital
       Registrant      Fund, LLC    Fund, LLC   Management, LLC
        ---------      ---------    ----------  ---------------

FY 2003  $ 1,900         $ 1,650        $ 1,900         $   900
FY 2002  $   100         $   100        $   100         $ 5,500

The Audit Committee has considered whether the provision of non-audit services that were rendered to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountants independence.

ITEM 7.    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES
FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

        The following is a copy of the Registrants policies and procedures used to determine how to vote proxies relating to portfolio securities:

Proxy Voting Policies,
Procedures and Guidelines
Proxy Voting Policy
Generally
It is the policy of the Antenor Fund, Beaumont Fund, and Curan Fund (the Funds) that, absent compelling reasons why a proxy should not be voted, all proxies relating to client securities should be voted.
Proxy voting shall be the responsibility of the Investment
Policy Committee, which may delegate such aspects of this responsibility as it may consider appropriate, to designated officers or employees of the Funds.
If it is appropriate to do so, the Investment Policy Committee may employ an outside service provider to vote a proxy or to advise in the voting of a proxy.
Proxies are voted in the best interest of the investors in the Funds. The key element underlying any evaluation of the interest of the Funds in an issue presented to the shareholders of a portfolio company holding is the effect, if any, a proposal could have on the current or future value of that particular investment.
Conflicts of Interest
Proxy solicitations that might involve a conflict of interest between the Funds and their investors will be considered by the Investment Policy Committee. This committee will determine, based on a review of the issues raised by the solicitation, the nature of the potential conflict and, most importantly, the
Funds commitment to vote proxies in the best interest of their investors, how the proxy will be handled.
Proxy Voting Guidelines
While the Funds will evaluate each issue on its merits, the following are guidelines generally followed in voting proxies:
Management Proposals
To the extent that management proposals do not infringe on stockholder rights, the Funds will generally support their position. Management sponsored resolutions can be grouped into five main categories: Standard Proposals, Capitalization Proposals, Non-Salary Compensation Programs, Anti-Takeover Measures and Miscellaneous Corporate Governance Matters.
II.	Standard Proposals
The Funds will generally support management proposals to:
*	Elect or re-elect members of the board of directors
*	Select outside auditors
*	Set the annual meeting date and location
*	Eliminate preemptive rights or dual classes of stock
*	Establish dividend reinvestment plans
*	Provide cumulative voting for directors
*	Indemnify directors, officers and employees
*	Change the name of the company
III.	Capitalization Proposals
The Funds will generally support proposals to:
*	Increase the authorized number of common shares
*	Adjust par value
*	Establish flexible schedules of preferred dividends
*	Repurchase shares
*	Authorize stock splits or stock dividends
*	Establish anti-greenmail measures
IV.	Non-Salary Compensation Programs
The Funds will generally support stock or other non-salary compensation plans that afford incentives based on performance, as opposed to risk-free rewards, including:
*	Performance incentives
*	Stock option plans
*	Stock purchase or stock ownership plans
*	Thrift/Profit Sharing plans
However, the Funds tend not to support plans that:
*	Cause excessive dilution
*	Award options at deep discount to the market
*	Reprice options to executives
V.	Anti-Takeover Measures
The Funds believe that charter and by-law amendments designed to thwart takeover attempts sometimes undermine the prospects for realizing maximum appreciation, and thus, are not always in the best interest of shareholders. The Funds will therefore evaluate the following anti-takeover measures on a case-by-case basis:
*	Fair pricing procedures
*	Super-majority rules
*	Board classification
*	Bars to written consent
*	Incumbent-entrenchment measures
*	Re-incorporation measures
*	Control share measures
VI.	Miscellaneous Corporate Governance Matters
The Funds will generally support proposals to:
*	Limit director liability
*	Authorize indemnification agreements
*	Meet SEC/NASD quorum requirements
*	Reorganize as a holding company
Shareholder Proposals
The Funds recognize that shareholders regularly make various proposals which they perceive as offering social (and, at times, economic) benefits to both the corporation and its shareholders. While the Funds acknowledge that economic and social considerations are often closely intertwined, in most cases the management group and elected directors are best positioned to make corporate decisions on these proposals.
The Funds therefore generally support the managements position on shareholder proposals presented by proxy.
Recordkeeping Procedures
The Funds will retain records relating to the voting of proxies, including:
*	A copy of policies, procedures or guidelines relating
to the voting of proxies.
*	A copy of each proxy statement that the Funds receive
regarding securities held in the portfolio. The Funds
may rely on a third party to make and retain, on its
behalf, a copy of a proxy statement, provided that the
adviser has obtained an undertaking from the third
party to provide a copy of the proxy statement
promptly upon request or may rely on obtaining a copy
of a proxy statement from the Electronic Data
Gathering, Analysis, and Retrieval (EDGAR) system.
*	A record of each vote cast by the Funds on behalf of a
client.  The Funds may rely on a third party to make
and retain, on its behalf, a record of the vote cast,
provided that the adviser has obtained an undertaking
from the third party to provide a copy of the record
promptly upon request.
*	A copy of any document created by the Funds that was
material to making a decision regarding how to vote
proxies or that memorializes the basis for that
decision.
*	A copy of each written client request for information
on how the Funds voted proxies on behalf of the Funds
investors, and a copy of any written response by the
Funds to any client request for information on how the
adviser voted proxies on behalf of the requesting
client.
These records will be retained for five years from the end of the fiscal year during which the last entry was made on such record, the first two years in an appropriate office of the Funds.
ITEM 8.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END
MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
	Not applicable for stockholder reports for periods ending
before June 15, 2004.
ITEM 9.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
	Not applicable for reporting period ended December 31, 2003.
ITEM 10.    CONTROLS AND PROCEDURES.

           (a)	The registrants principal executive officer
and principal financial officer have evaluated the Registrants disclosure controls and procedures (as defined in Rule 30a-3(c)under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrants disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR, was recorded, processed, summarized, and reported timely.

           (b) 	There have been no changes in the Registrants
internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrants second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrants internal control over financial reporting.

ITEM 11.   EXHIBITS.

		(a)(1)	  Code of Ethics.

	    	(a)(2)	  Certification of principal executive
officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

		(b) Certificate of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Beaumont Fund, LLC

By:    /s/ Benjamin J. Bornstein
       Benjamin J. Bornstein
       President and Chairman of the Board
       Beaumont Fund, LLC

Date:  February 27, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Benjamin J. Bornstein
       Benjamin J. Bornstein
       President and Chairman of the Board
       Beaumont Fund, LLC

Date:  February 27, 2004


By:    /s/ Benjamin J. Bornstein
       Benjamin J. Bornstein
       Principal Financial Officer
       Beaumont Fund, LLC

Date:  February 27, 2004